Guarantees, Pledged Assets and Collateral (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015
Guarantor Obligations [Line Items]
Carrying value		$ 136	$ 418
Maximum exposure to loss, expires in one year or less		27,689	27,582
Maximum exposure to loss, expires in one year through three years		20,190	17,759
Maximum exposure to loss, expires in three years through five years		8,732	10,565
Maximum exposure to loss, expires after five years		15,212	12,886
Maximum exposure to loss		71,823	68,792
Maximum exposure to loss		$ 71,823	68,792
Percentage share of losses owed on loans and MHFS sold with recourse (up to 33.33%)		33.33%
Total assets	[1]	$ 1,930,115	1,787,632
Securities owned and pledged as collateral related to repurchase agreements not available to be repledged, Fair Value		6,600	6,900
Mortgages held for sale		15,800	8,700
Carrying value of delinquent loans eligible for repurchase		1,200	1,300
Security Owned and Pledged as Collateral, Fair Value [Abstract]
Trading assets and other		84,603	73,396
Investment securities		90,946	113,912
Mortgages held for sale and loans		516,112	453,058
Total pledged assets		691,661	640,366
Non-investment grade [Member]
Guarantor Obligations [Line Items]
Maximum exposure to loss		34,167	29,364
Maximum exposure to loss		34,167	29,364
Direct pay letters of credit (DPLCs) [Member]
Guarantor Obligations [Line Items]
Maximum exposure to loss		9,200	11,800
Maximum exposure to loss		9,200	11,800
Third Party Clearing Indemnifications [Member]
Guarantor Obligations [Line Items]
Maximum exposure to loss		1,200	1,800
Third-party Clearing Customer Obligations		175	352
Collateral Provided to Third-party Clearing Agents		991	1,500
Maximum exposure to loss		1,200	1,800
Standby Letters of Credit [Member]
Guarantor Obligations [Line Items]
Carrying value		38	38
Maximum exposure to loss, expires in one year or less		16,050	16,360
Maximum exposure to loss, expires in one year through three years		8,727	9,618
Maximum exposure to loss, expires in three years through five years		3,194	4,116
Maximum exposure to loss, expires after five years		658	642
Maximum exposure to loss		28,629	30,736
Maximum exposure to loss		28,629	30,736
Standby Letters of Credit [Member] | Non-investment grade [Member]
Guarantor Obligations [Line Items]
Maximum exposure to loss		9,898	8,981
Maximum exposure to loss		9,898	8,981
Securities lending and other indemnifications [Member]
Guarantor Obligations [Line Items]
Carrying value		0	0
Maximum exposure to loss, expires in one year or less		0	0
Maximum exposure to loss, expires in one year through three years		0	0
Maximum exposure to loss, expires in three years through five years		1	0
Maximum exposure to loss, expires after five years		1,166	1,841
Maximum exposure to loss		1,167	1,841
Maximum exposure to loss		1,167	1,841
Securities lending and other indemnifications [Member] | Non-investment grade [Member]
Guarantor Obligations [Line Items]
Maximum exposure to loss		2	0
Maximum exposure to loss		2	0
Loans and MHFS sold with recourse [Member]
Guarantor Obligations [Line Items]
Carrying value		55	62
Maximum exposure to loss, expires in one year or less		84	112
Maximum exposure to loss, expires in one year through three years		637	723
Maximum exposure to loss, expires in three years through five years		947	690
Maximum exposure to loss, expires after five years		8,592	6,434
Maximum exposure to loss		10,260	7,959
Maximum exposure to loss		10,260	7,959
Loans and MHFS sold with recourse [Member] | Non-investment grade [Member]
Guarantor Obligations [Line Items]
Maximum exposure to loss		7,228	4,864
Maximum exposure to loss		7,228	4,864
Factoring Guarantee [Member]
Guarantor Obligations [Line Items]
Carrying value		0	0
Maximum exposure to loss, expires in one year or less		1,109	1,598
Maximum exposure to loss, expires in one year through three years		0	0
Maximum exposure to loss, expires in three years through five years		0	0
Maximum exposure to loss, expires after five years		0	0
Maximum exposure to loss		1,109	1,598
Maximum exposure to loss		1,109	1,598
Factoring Guarantee [Member] | Non-investment grade [Member]
Guarantor Obligations [Line Items]
Maximum exposure to loss		1,109	1,598
Maximum exposure to loss		1,109	1,598
Other guarantees [Member]
Guarantor Obligations [Line Items]
Carrying value		6	28
Maximum exposure to loss, expires in one year or less		19	62
Maximum exposure to loss, expires in one year through three years		21	17
Maximum exposure to loss, expires in three years through five years		17	17
Maximum exposure to loss, expires after five years		3,580	2,482
Maximum exposure to loss		3,637	2,578
Maximum exposure to loss		3,637	2,578
Other guarantees [Member] | Non-investment grade [Member]
Guarantor Obligations [Line Items]
Maximum exposure to loss		15	53
Maximum exposure to loss		15	53
Written put options [Member]
Guarantor Obligations [Line Items]
Carrying value		37	290
Maximum exposure to loss, expires in one year or less		10,427	9,450
Maximum exposure to loss, expires in one year through three years		10,805	7,401
Maximum exposure to loss, expires in three years through five years		4,573	5,742
Maximum exposure to loss, expires after five years		1,216	1,487
Maximum exposure to loss		27,021	24,080
Maximum exposure to loss		27,021	24,080
Written put options [Member] | Non-investment grade [Member]
Guarantor Obligations [Line Items]
Maximum exposure to loss		15,915	13,868
Maximum exposure to loss		15,915	13,868
Loans and MHFS sold with recourse [Member]
Guarantor Obligations [Line Items]
Loans repurchased		5	6
Trading assets (excluding derivatives) [Member]
Guarantor Obligations [Line Items]
Securities owned and pledged as collateral available to be repledged, Fair Value		84,200	73,000
Security Owned and Pledged as Collateral, Fair Value [Abstract]
Trading assets and other		33,200	38,700
Other Trading - Off-Balance Sheet [Member]
Security Owned and Pledged as Collateral, Fair Value [Abstract]
Trading assets and other		51,400	34,700
Investment securities [Member]
Guarantor Obligations [Line Items]
Securities owned and pledged as collateral available to be repledged, Fair Value		617	13,000
Securities owned and pledged as collateral related to repurchase agreements not available to be repledged, carrying value		6,200	6,500
Securities owned and pledged as collateral related to repurchase agreements not available to be repledged, Fair Value		6,200	6,500
VIEs that we consolidate [Member]
Guarantor Obligations [Line Items]
Total assets	[1]	13,414	5,636
Secured Borrowing transactions excluded [Member]
Guarantor Obligations [Line Items]
Total assets		$ 1,136	$ 7,287

[1]	(3)Our consolidated assets at December 31, 2016 and 2015, include the following assets of certain variable interest entities (VIEs) that can only be used to settle the liabilities of those VIEs: Cash and due from banks, $168 million and $157 million; Federal funds sold, securities purchased under resale agreements and other short-term investments, $74 million and $0 million; Trading assets, $130 million and $0 million; Investment securities, $0 million and $425 million; Net loans, $12.6 billion and $4.8 billion; Derivative assets, $1 million and $1 million; Other assets, $452 million and $242 million; and Total assets, $13.4 billion and $5.6 billion, respectively.